Unsecured senior notes (Tables) - Unsecured senior notes	12 Months Ended
Mar. 31, 2018
Unsecured senior notes
Summary of the unsecured senior notes

	Amounts	Effective interest rate
	(in millions of RMB)
US$2,250 million 2.500% notes due 2019	14,083	2.67%
US$1,500 million 3.125% notes due 2021	9,365	3.26%
US$700 million 2.800% notes due 2023	4,372	2.90%
US$2,250 million 3.600% notes due 2024	14,050	3.68%
US$2,550 million 3.400% notes due 2027	15,848	3.52%
US$700 million 4.500% notes due 2034	4,339	4.60%
US$1,000 million 4.000% notes due 2037	6,219	4.06%
US$1,750 million 4.200% notes due 2047	10,880	4.25%
US$1,000 million 4.400% notes due 2057	6,216	4.44%

Carrying value	85,372
Unamortized discount and debt issuance costs	624

Total principal amounts of unsecured senior notes	85,996
Less: current portion of principal amounts of unsecured senior notes	—

Non-current portion of principal amounts of unsecured senior notes	85,996

Schedule of future principal payments due

Principal amounts
(in millions of RMB)
Within 1 year	—
Between 1 to 2 years	14,123
Between 2 to 3 years	—
Between 3 to 4 years	9,416
Between 4 to 5 years	—
Thereafter	62,457

85,996